INSURANCE AND UNDERWRITING RESULT, CSM (Details) - Contractual service margin [member] - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Estimate of release of CSM considering reversals of loss component [Abstract]
Contractual service margin	S/ 2,084,053	S/ 1,377,615
One year [member]
Estimate of release of CSM considering reversals of loss component [Abstract]
Contractual service margin	113,378	115,614
Two years [member]
Estimate of release of CSM considering reversals of loss component [Abstract]
Contractual service margin	115,736	148,085
Three years [member]
Estimate of release of CSM considering reversals of loss component [Abstract]
Contractual service margin	116,736	164,542
Four years [member]
Estimate of release of CSM considering reversals of loss component [Abstract]
Contractual service margin	117,284	165,924
Five years [member]
Estimate of release of CSM considering reversals of loss component [Abstract]
Contractual service margin	114,531	152,654
From 6 to 10 years [Member]
Estimate of release of CSM considering reversals of loss component [Abstract]
Contractual service margin	494,953	413,518
Older than 10 years [member]
Estimate of release of CSM considering reversals of loss component [Abstract]
Contractual service margin	S/ 1,011,435	S/ 217,278